INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 2,892
Cost at end of year	3,149	$ 2,892
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(870)	(958)
Amortization	(63)	(125)
Asset reclassified as held for sale	0	5
Foreign currency translation	(113)	208
Cost at end of year	$ (1,046)	$ (870)